Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Income taxes

Note 14 — Income taxes

The income tax provision (benefit) for the years ended December 31, 2021, consists of the following (in thousands of dollars):

Net loss before income tax is as follows (in thousands):

Year ended December 31, 2021 (As Restated)

Net loss before income tax	$(49,130)

Income tax expense (benefit) consists of the following:

Year ended December 31, 2021 (As Restated)
U.S. Federal
Current	$-
Deferred	(4,512)
State and Local
Current	-
Deferred	(807)
(5,319)
Change in Valuation Allowance	5,319
Total income tax provision (benefit)	$-

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective rate for the years ended December 31, 2021, is as follows:

Year ended December 31, 2021 (As Restated)

Pretax Income	21.0%
State taxes, net of federal benefit	2.2%
Merger charges	-8.5%
Other permanent items	-1.2%
Derivative valuation	-2.7%
Change in valuation allowance	-10.8%

Effective income tax rate	0.0%

As of December 31, 2021, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following (in thousands of dollars):

	Year ended December 31, 2021 (As Restated)	Year ended December 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$3,501	$-
Fixed assets	1,126	-
Accrued compensation	40	-
Reserves	504	-
Intangible assets	3,053	-
Business interest limitation	727	-
Lease Liabilities	142	-
Tax Credits	211	-
Derivative adjustment	1,937	-
Other	181	-
Total deferred tax assets before valuation allowance	11,422	-

Valuation allowance	(11,280)	-
Total deferred tax assets after valuation allowance	142	-

Deferred tax liabilities:
Operating lease right of use assets	(142)	-
Total deferred tax liabilities	(142)

Net deferred tax assets and liabilities	$-	$-

Prior to the merger (as discussed in Note 1), the Company was a Partnership for US Income Tax purposes and therefore had no provision for income tax as of December 31, 2020. Subsequent to the merger the entity became a taxable entity.

As of December 31, 2021, the Company had approximately $15.2 million of U.S. federal net operating loss (“NOL”) carryovers available to offset future taxable income. As of December 31, 2021, the Company had approximately $6.1 million of state NOL carryovers available to offset future taxable income. The U.S. federal NOLs generated in 2021 do not expire and have an indefinite life. State NOLs begin to expire at various dates beginning in 2038.

The future utilization of federal net operating loss carryforwards generated after 2017 is limited to 80% of taxable income. An additional limitation applies to the use of federal net operating loss and credit carryforwards, under Section 382 of the Internal Revenue Code of 1986, as amended, that is applicable if the Company experiences an “ownership change.” The Company completed a 382 study and determined that there was a change in ownership on April 14, 2021, which limits their NOL and Section 163(j) carryforwards. The resulting Section 382 limitations are not expected to materially impact the Company’s ability to utilize carryforwards as NOLs and 163(j) should be available for utilization before expiration assuming sufficient future taxable income. Future changes in the ownership of the Company could further limit the Company’s ability to utilize its NOLs and credits.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realization of deferred tax assets, management considers, whether it is “more likely than not”, that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2021. As of December 31, 2021, the net change in valuation allowance was $11.3 million, including $6.0 million established in acquisition accounting.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities.  ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company is required to file federal and state income tax returns. Based on the Company’s evaluation, it has been concluded that there are no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the year ended December 31, 2021.

The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record such interest and penalties as interest expense and as a component of general and administrative expense, respectively. There were no amounts accrued for interest or penalties for the year ended December 31, 2021. Management does not expect any material changes in its unrecognized tax benefits in the next year.

The Company operates in multiple tax jurisdictions, and, in the normal course of business, its tax returns are subject to examination by various taxing authorities. Such examinations may result in future assessments by these taxing authorities. The Company is subject to examination by U.S. tax authorities beginning with the year ended December 31, 2018. Currently, the Company is not subject to any examinations.